Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Effective tax rate	(8.50%)	(8.50%)	84.60%
Exceptional non-tax deductible charge incurred	$ 502	€ 450